GENERAL AND ADMINISTRATIVE- Disclosure of detailed information about general and administrative expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of General And Administrative [Line Items]
General and administrative	$ 10,063	$ 12,715
Depreciation and depletion [Member]
Disclosure Of General And Administrative [Line Items]
General and administrative	165	202
Share-based compensation [Member]
Disclosure Of General And Administrative [Line Items]
General and administrative	2,923	2,489
Salaries, wages and benefits [Member]
Disclosure Of General And Administrative [Line Items]
General and administrative	3,923	2,998
Directors DSU Expense (Recovery) [Member]
Disclosure Of General And Administrative [Line Items]
General and administrative	(707)	4,251
Direct general and administrative [Member]
Disclosure Of General And Administrative [Line Items]
General and administrative	$ 3,759	$ 2,775